As filed with the Securities and Exchange Commission on February 28, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

Schedule of Investments
12/31/2005 (Unaudited)

Number				Number
of Shares			Value	of Shares		Value
		COMMON STOCKS - 95.4%

		Auto Manufacturers - 1.0%			Mining - 2.0%
15,359		Honda Motor Co., Ltd. - ADR	$444,950	23,350	James River Coal Co. *	891,970

		Automotive Services - 1.5%			Pharmaceuticals - 1.8%
27,300		Adesa, Inc.	666,666	25,328	Merck & Co. Inc.	805,684

		Business Services - 3.2%			Real Estate Investment Trusts - 1.0%
14,700		Automatic Data Processing, Inc.	674,583	38,190	American Financial Realty Trust	458,280
27,600		MoneyGram International, Inc.	719,808
			1,394,391		Retail - 4.0%
				37,500	Dillard's Inc. - Class A	930,750
		Communication & Media - 9.3%		35,407	Dollar Tree Stores, Inc. *	847,644
22,063		CBS Corporation - Class B	562,606			1,778,394
43,347		CCE Spinco Inc. *	567,846
11,200		Discovery Holding Company - Class A *	169,680		Telecommunications - 7.8%
36,650		Emmis Communications Corp. - Class A *	729,702	15,450	ALLTEL Corporation	974,895
25,775		Entercom Communications Corp. *	764,744	74,800	Citizens Communications Company	914,804
13,284		Hearst-Argyle Television, Inc.	316,823	112,000	Liberty Media Corporation - Class A *	881,440
31,160		Vivendi Universal SA - ADR	979,359	9,600	Telephone & Data Systems, Inc.	345,888
			4,090,760	9,600	Telephone & Data Systems, Inc. - Special Shares #	332,256
						3,449,283
		Computers & Software - 2.5%
18,650		Affiliated Computer Services, Inc. - Class A *	1,103,707		Telecommunications Equipment - 1.6%
				65,225	Andrew Corporation *	699,864
		Electronic Components - 5.1%
38,329		Agilent Technologies, Inc. *	1,275,972		Transportation - 5.0%
69,098		AVX Corporation	1,000,539	26,125	Atlas Air Worldwide Holdings, Inc. *	1,175,625
			2,276,511	24,800	Canadian Pacific Railway Limited - f	1,040,360
						2,215,985
		Electronics - 2.6%
43,650		Olympus Corporation - ADR	1,146,445		Travel & Recreation - 5.1%
				17,275	Carnival Corporation - f	923,694
		Financial Services - 15.6%		55,000	Hilton Hotels Corporation	1,326,050
31,500		CIT Group, Inc.	1,631,070			2,249,744
31,450		Federated Investors, Inc.	1,164,908
40,800		Franklin Bank Corporation *	733,992		Utilities - 1.8%
32,000		H&R Block, Inc.	785,600	18,425	ALLETE, Inc.	810,700
47,950		Janus Capital Group, Inc.	893,309
59,360		NewAlliance Bancshares, Inc.	863,094		TOTAL COMMON STOCKS (Cost $32,381,085)	$42,217,143
37,800		Sovereign Bancorp, Inc.	817,236
			6,889,209		INVESTMENT COMPANIES - 0.7%

		Health Care & Health Care Equipment - 3.8%			Closed-End Investment Companies - 0.7%
22,602		Analogic Corporation	1,081,506	10,862	Tortoise Energy Infrastructure Corp.	293,600
25,500		Apria Healthcare Group, Inc. *	614,805
			1,696,311		TOTAL INVESTMENT COMPANIES (Cost $271,550)	$293,600

		Insurance - 6.7%		Principal
10,100		CIGNA Corporation	1,128,170	Amount		Value
39,728		Conseco, Inc. *	920,498		SHORT TERM INVESTMENTS - 4.4%
15,142		MBIA, Inc.	910,942
			2,959,610		US Government Agency Issues - 0.3%
				116,000	FHLB Discount Note, 01/03/06, 2.65%	$115,980
		Manufacturing/Production - 12.9%
32,550		Algoma Steel, Inc. - f	658,161		Variable Rate Demand Notes** - 4.1%
18,100		EMCOR Group, Inc. *	1,222,293	357,334	American Family Demand Note, 4.03%	357,334
22,325		Lubrizol Corp.	969,575	1,461,917	Wisconsin Corporate Central Credit Union, 4.05%	1,461,917
8,675		POSCO - ADR	429,499			1,819,251
32,125		Tyco International Ltd. - f	927,128
28,000		Washington Group International, Inc. *	1,483,160		TOTAL SHORT TERM INVESTMENTS (Cost $1,935,231)	$1,935,231
			5,689,816
					Total Investments (Cost $34,587,866) - 100.5%	$44,445,974
		Medical - 1.1%
13,250		Baxter International, Inc.	498,863		Liabilities in Excess of Other Assets - (0.5)%	(211,682)

					TOTAL NET ASSETS - 100.0%	$44,234,292

*	-	Non-income producing security.
**	-	Variable rate security as of December 31, 2005.
ADR	-	American Depository Receipt.
[f]	-	Foreign security.
#	-	Special Common Shares Issued through a stock dividend on May 13, 2005.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$34,587,866

Gross unrealized appreciation	10,417,202
Gross unrealized depreciation	(559,095)
Net unrealized appreciation / (depreciation)	$ 9,858,107

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date  February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                                   Mark Foster, President

Date February 27, 2006

By (Signature and Title)* /s/ Mickey Kim
                                                   Mickey Kim, Treasurer

Date February 27, 2006

* Print the name and title of each signing officer under his or her signature.